Cover	Oct. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	000-22418
Entity Registrant Name	Itron, Inc.
Entity Central Index Key	0000780571
Entity Tax Identification Number	91-1011792
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	2111 N. Molter Road
Entity Address, City or Town	Liberty Lake
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99019
City Area Code	509
Local Phone Number	924-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ITRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false